RECENT DEVELOPMENTS	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
RECENT DEVELOPMENTS

NOTE 3 -   RECENT DEVELOPMENTS

On February 15, 2022, Intel Corporation (“Intel”) and Tower announced the signing of a definitive agreement under which Intel will acquire all of Tower’s outstanding Ordinary Shares for cash consideration of $53 per share. The transaction was approved by the boards of directors of both Intel and Tower, by Tower’s shareholders and is subject to certain regulatory approvals and customary closing conditions.

As part of the agreement between the Company, Nuvoton Technology Corporation Japan (“NTCJ”) and TPSCo, it has been decided to re-organize and re-structure operations in Japan such that, while operations at the Uozu and Tonami facilities will remain unchanged, the Arai manufacturing factory, which manufactured products solely for NTCJ and was not serving the Company’s customers, ceased operations effective June 30, 2022. The Company evaluated the need for impairment and concluded there was no material impairment to its long-lived assets as of June 30, 2022. All other restructuring related costs will be reported as incurred.